Income tax expense/(credit) (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [abstract]
Summary of income tax credit

	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
Current tax - Hong Kong Profits Tax
Overprovisions related to prior years	$—	$(7,422)	$(23)
Current tax - Overseas
Underprovisions related to prior years	1	—	—
Current year	53	(87)	68
Deferred tax
Origination and reversal of temporary differences	(20)	(130)	9
Tax expense/(credit)	$34	$(7,639)	$54

Schedule of reconciliation between tax credit credited to profit or loss and accounting loss
The credit for the year can be reconciled to the loss before taxation as follows:

	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
Loss before taxation	$(36,213)	$(46,025)	$(42,944)
Tax at average income tax rate (Note)	$(4,687)	$(1,697)	$(7,531)
Tax effect of non-deductible expenses	1,399	1,364	3,173
Tax effect of non-taxable income	(93)	(2,776)	(705)
Tax effect on utilization of previously unrecognized tax losses	—	—	(71)
Under/(over) provision in respect of prior years	1	(7,422)	—
Tax effect of tax losses not recognized	3,401	3,147	5,143
Tax effect of deductible temporary differences not recognized	3	5	—
Tax effect of previously unrecognized temporary differences recognized in current year	(20)	(260)	—
Others	30	—	45
	$34	$(7,639)	$54
Note:     The average income tax rates for the years ended December 31, 2025, 2024 and 2023 represent the weighted average tax rate of the operations in different jurisdictions on the basis of the relative amounts of loss before taxation and the relevant statutory rates.